SCHEDULE OF OUTSTANDING SHARE PURCHASE WARRANTS EXPIRE (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares		Jun. 30, 2025 $ / shares shares		Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares		Mar. 09, 2025 shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 shares	Sep. 26, 2024 $ / shares	Aug. 31, 2024 shares	Jul. 31, 2024 shares
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life in Years	1 year 9 months 29 days		1 year 9 months 29 days
Exercise Price | (per share)	$ 26.45	[1]	$ 28.86	[2]	$ 36.08		$ 8.80	$ 12.00	$ 41.50			$ 36.81	$ 52.92	$ 13.15	$ 18.90		$ 22.54
Number of warrants outstanding	2,621,414		2,095,224		2,621,414				2,095,224		66,667					115,739		185,181	185,181
Warrants Expire One [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jul. 10, 2025		Apr. 03, 2025		Jul. 10, 2025				Apr. 03, 2025
Weighted Average Remaining Contractual Life in Years	10 days		3 days
Exercise Price | (per share)	$ 23.75	[1]	$ 22.54	[2]	$ 32.40				$ 32.40
Number of warrants outstanding	98		117		98				117
Warrants Expire Two [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 15, 2025		Apr. 20, 2025		Aug. 15, 2025				Apr. 20, 2025
Weighted Average Remaining Contractual Life in Years	1 month 17 days		18 days
Exercise Price | (per share)	$ 23.75	[1]	$ 22.54	[2]	$ 32.40				$ 32.40
Number of warrants outstanding	8,279		194		8,279				194
Warrants Expire Three [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 15, 2025		Jun. 02, 2025		Aug. 15, 2025				Jun. 02, 2025
Weighted Average Remaining Contractual Life in Years	1 month 17 days		2 months 1 day
Exercise Price | (per share)	$ 15.83	[1]	$ 22.54	[2]	$ 21.60				$ 32.40
Number of warrants outstanding	42,663		1,149		42,663				1,149
Warrants Expire Four [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 15, 2025	[3]	Jun. 16, 2025		Aug. 15, 2025	[3]			Jun. 16, 2025
Weighted Average Remaining Contractual Life in Years	1 month 17 days		2 months 15 days
Exercise Price | (per share)	$ 19.79	[1],[3]	$ 22.54	[2]	$ 27.00				$ 32.40
Number of warrants outstanding	360,098		1,017		360,098				1,017
Warrants Expire Five [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 25, 2025		Jul. 10, 2025		Aug. 25, 2025				Jul. 10, 2025
Weighted Average Remaining Contractual Life in Years	1 month 24 days		3 months 10 days
Exercise Price | (per share)	$ 23.75	[1]	$ 22.54	[2]	$ 32.40				$ 32.40
Number of warrants outstanding	184		98		184				98
Warrants Expire Six [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Apr. 15, 2026		Aug. 15, 2025		Apr. 15, 2026				Aug. 15, 2025
Weighted Average Remaining Contractual Life in Years	9 months 14 days		4 months 17 days
Exercise Price | (per share)	$ 7.92	[1]	$ 22.54	[2]	$ 10.80				$ 32.40
Number of warrants outstanding	46,296		8,279		46,296				8,279
Warrants Expire Seven [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Apr. 17, 2026		Aug. 15, 2025		Apr. 17, 2026				Aug. 15, 2025
Weighted Average Remaining Contractual Life in Years	9 months 18 days		4 months 17 days
Exercise Price | (per share)	$ 19.79	[1]	$ 15.02	[2]	$ 27.00				$ 21.60
Number of warrants outstanding	3,348		42,663		3,348				42,663
Warrants Expire Eight [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Apr. 29, 2026		Aug. 15, 2025		Apr. 29, 2026				Aug. 15, 2025
Weighted Average Remaining Contractual Life in Years	9 months 29 days		4 months 17 days	[4]
Exercise Price | (per share)	$ 19.79	[1]	$ 18.78	[2],[4]	$ 27.00				$ 27.00	[4]
Number of warrants outstanding	6,618		360,098	[4]	6,618				360,098	[4]
Warrants Expire Nine [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	May 16, 2026		Aug. 25, 2025		May 16, 2026				Aug. 25, 2025
Weighted Average Remaining Contractual Life in Years	10 months 17 days		4 months 24 days
Exercise Price | (per share)	$ 19.79	[1]	$ 22.54	[2]	$ 27.00				$ 32.40
Number of warrants outstanding	1,702		184		1,702				184
Warrants Expire Ten [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jul. 06, 2026		Apr. 15, 2026		Jul. 06, 2026				Apr. 15, 2026
Weighted Average Remaining Contractual Life in Years	1 year 7 days		1 year 14 days
Exercise Price | (per share)	$ 40.57	[1]	$ 7.51	[2]	$ 55.35				$ 10.80
Number of warrants outstanding	29,227		46,296		29,227				46,296
Warrants Expire Eleven [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jul. 06, 2026	[5]	Apr. 17, 2026		Jul. 06, 2026	[5]			Apr. 17, 2026
Weighted Average Remaining Contractual Life in Years	1 year 7 days	[5]	1 year 18 days
Exercise Price | (per share)	$ 50.47	[1],[5]	$ 18.78	[2]	$ 68.85	[5]			$ 27.00
Number of warrants outstanding	294,694	[5]	3,348		294,694	[5]			3,348
Warrants Expire Twelve [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 17, 2026		Apr. 29, 2026		Aug. 17, 2026				Apr. 29, 2026
Weighted Average Remaining Contractual Life in Years	1 year 1 month 17 days		1 year 29 days
Exercise Price | (per share)	$ 29.69	[1]	$ 18.78	[2]	$ 40.50				$ 27.00
Number of warrants outstanding	126,853		6,618		126,853				6,618
Warrants Expire Thirteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Aug. 30, 2026		May 16, 2026		Aug. 30, 2026				May 16, 2026
Weighted Average Remaining Contractual Life in Years	1 year 2 months 1 day		1 year 1 month 17 days
Exercise Price | (per share)	$ 29.69	[1]	$ 18.78	[2]	$ 40.50				$ 27.00
Number of warrants outstanding	43,062		1,702		43,062				1,702
Warrants Expire Fourteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Sep. 17, 2026		Jul. 06, 2026		Sep. 17, 2026				Jul. 06, 2026
Weighted Average Remaining Contractual Life in Years	1 year 2 months 19 days		1 year 3 months 7 days
Exercise Price | (per share)	$ 29.69	[1]	$ 38.50	[2]	$ 40.50				$ 55.35
Number of warrants outstanding	12,494		29,227		12,494				29,227
Warrants Expire Fifteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Dec. 22, 2026		Jul. 06, 2026	[6]	Dec. 22, 2026				Jul. 06, 2026	[6]
Weighted Average Remaining Contractual Life in Years	1 year 5 months 23 days		1 year 3 months 7 days	[6]
Exercise Price | (per share)	$ 23.75	[1]	$ 47.89	[2],[6]	$ 32.40				$ 68.85	[6]
Number of warrants outstanding	809		294,694	[6]	809				294,694	[6]
Warrants Expire Sixteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jan. 08, 2027		Aug. 17, 2026		Jan. 08, 2027				Aug. 17, 2026
Weighted Average Remaining Contractual Life in Years	1 year 6 months 10 days		1 year 4 months 17 days
Exercise Price | (per share)	$ 29.69	[1]	$ 28.17	[2]	$ 40.50				$ 40.50
Number of warrants outstanding	28		126,853		28				126,853
Warrants Expire Seventeen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jun. 20, 2027		Aug. 30, 2026		Jun. 20, 2027				Aug. 30, 2026
Weighted Average Remaining Contractual Life in Years	1 year 11 months 19 days		1 year 5 months 1 day
Exercise Price | (per share)	$ 29.69	[1]	$ 28.17	[2]	$ 40.50				$ 40.50
Number of warrants outstanding	255,185		43,062		255,185				43,062
Warrants Expire Eighteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Sep. 26, 2027		Sep. 17, 2026		Sep. 26, 2027				Sep. 17, 2026
Weighted Average Remaining Contractual Life in Years	2 years 2 months 26 days		1 year 5 months 19 days
Exercise Price | (per share)	$ 15.83	[1]	$ 28.17	[2]	$ 21.60				$ 40.50
Number of warrants outstanding	10,562		12,494		10,562				12,494
Warrants Expire Nineteen [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Sep. 26, 2027		Dec. 22, 2026		Sep. 26, 2027				Dec. 22, 2026
Weighted Average Remaining Contractual Life in Years	2 years 2 months 26 days		1 year 8 months 23 days
Exercise Price | (per share)	$ 23.75	[1]	$ 22.54	[2]	$ 32.40				$ 32.40
Number of warrants outstanding	114,354		809		114,354				809
Warrants Expire Twenty [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Nov. 08, 2027		Jan. 08, 2027		Nov. 08, 2027				Jan. 08, 2027
Weighted Average Remaining Contractual Life in Years	2 years 4 months 9 days		1 year 9 months 10 days
Exercise Price | (per share)	$ 9.90	[1]	$ 28.17	[2]	$ 13.50				$ 40.50
Number of warrants outstanding	14,444		28		14,444				28
Warrants Expire Twenty One [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Nov. 08, 2027		Jun. 20, 2027		Nov. 08, 2027				Jun. 20, 2027
Weighted Average Remaining Contractual Life in Years	2 years 4 months 9 days		2 years 2 months 19 days
Exercise Price | (per share)	$ 13.85	[1]	$ 28.17	[2]	$ 18.90				$ 40.50
Number of warrants outstanding	85,699		255,185		85,699				255,185
Warrants Expire Twenty Two [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Nov. 15, 2027		Sep. 26, 2027		Nov. 15, 2027				Sep. 26, 2027
Weighted Average Remaining Contractual Life in Years	2 years 4 months 17 days		2 years 5 months 26 days
Exercise Price | (per share)	$ 9.90	[1]	$ 15.02	[2]	$ 13.50				$ 21.60
Number of warrants outstanding	2,229		10,562		2,229				10,562
Warrants Expire Twenty Three [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Nov. 15, 2027		Sep. 26, 2027		Nov. 15, 2027				Sep. 26, 2027
Weighted Average Remaining Contractual Life in Years	2 years 4 months 17 days		2 years 5 months 26 days
Exercise Price | (per share)	$ 13.85	[1]	$ 22.54	[2]	$ 18.90				$ 32.40
Number of warrants outstanding	15,290		114,354		15,290				114,354
Warrants Expire Twenty Four [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Dec. 09, 2027		Nov. 08, 2027		Dec. 09, 2027				Nov. 08, 2027
Weighted Average Remaining Contractual Life in Years	2 years 5 months 8 days		2 years 7 months 9 days
Exercise Price | (per share)	$ 9.90	[1]	$ 9.39	[2]	$ 13.50				$ 13.50
Number of warrants outstanding	3,707		14,444		3,707				14,444
Warrants Expire Twenty Five [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Dec. 09, 2027		Nov. 08, 2027		Dec. 09, 2027				Nov. 08, 2027
Weighted Average Remaining Contractual Life in Years	2 years 5 months 8 days		2 years 7 months 9 days
Exercise Price | (per share)	$ 13.85	[1]	$ 13.15	[2]	$ 18.90				$ 18.90
Number of warrants outstanding	28,519		85,699		28,519				85,699
Warrants Expire Twenty Six [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jan. 09, 2028		Nov. 15, 2027		Jan. 09, 2028				Nov. 15, 2027
Weighted Average Remaining Contractual Life in Years	2 years 6 months 10 days		2 years 7 months 17 days
Exercise Price | (per share)	$ 38.79	[1]	$ 9.39	[2]	$ 52.92				$ 13.50
Number of warrants outstanding	235,906		2,229		235,906				2,229
Warrants Expire Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Jan. 09, 2028		Nov. 15, 2027		Jan. 09, 2028				Nov. 15, 2027
Weighted Average Remaining Contractual Life in Years	2 years 6 months 10 days		2 years 7 months 17 days
Exercise Price | (per share)	$ 31.07	[1]	$ 13.15	[2]	$ 42.39				$ 18.90
Number of warrants outstanding	26,420		15,290		26,420				15,290
Warrants Expire Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Feb. 25, 2028		Dec. 09, 2027		Feb. 25, 2028				Dec. 09, 2027
Weighted Average Remaining Contractual Life in Years	2 years 7 months 28 days		2 years 8 months 8 days
Exercise Price | (per share)	$ 38.79	[1]	$ 9.39	[2]	$ 52.92				$ 13.50
Number of warrants outstanding	257,312		3,707		257,312				3,707
Warrants Expire Twenty Nine [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Mar. 09, 2028		Dec. 09, 2027		Mar. 09, 2028				Dec. 09, 2027
Weighted Average Remaining Contractual Life in Years	2 years 8 months 8 days		2 years 8 months 8 days
Exercise Price | (per share)	$ 13.85	[1]	$ 13.15	[2]	$ 18.90				$ 18.90
Number of warrants outstanding	66,667		28,519		66,667				28,519
Warrants Expire Thirty [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Apr. 28, 2028		Jan. 09, 2028		Apr. 28, 2028				Jan. 09, 2028
Weighted Average Remaining Contractual Life in Years	2 years 9 months 29 days		2 years 9 months 10 days
Exercise Price | (per share)	$ 11.00	[1]	$ 36.81	[2]	$ 15.00				$ 52.92
Number of warrants outstanding	458,333		235,906		458,333				235,906
Warrants Expire Thirty One [Member]
Class of Warrant or Right [Line Items]
Warrants expire date	Apr. 28, 2028		Jan. 09, 2028		Apr. 28, 2028				Jan. 09, 2028
Weighted Average Remaining Contractual Life in Years	2 years 9 months 29 days		2 years 9 months 10 days
Exercise Price | (per share)	$ 8.80	[1]	$ 29.49	[2]	$ 12.00				$ 42.39
Number of warrants outstanding	70,334		26,420		70,334				26,420
Warrants Expire Thirty Two [Member]
Class of Warrant or Right [Line Items]
Warrants expire date			Feb. 25, 2028						Feb. 25, 2028
Weighted Average Remaining Contractual Life in Years			2 years 10 months 28 days
Exercise Price | (per share)			$ 36.81	[2]					$ 52.92
Number of warrants outstanding			257,312						257,312
Warrants Expire Thirty Three [Member]
Class of Warrant or Right [Line Items]
Warrants expire date			Mar. 09, 2028						Mar. 09, 2028
Weighted Average Remaining Contractual Life in Years			2 years 11 months 8 days
Exercise Price | (per share)			$ 13.15	[2]					$ 18.90
Number of warrants outstanding			66,667						66,667

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.
[3]	Warrants expiring August 15, 2025:
[4]	Warrants expiring August 15, 2025:
[5]	Warrants expiring July 6, 2026
[6]	Warrants expiring July 6, 2026